FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     June 30, 2012"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska August 2, 2012"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     20

"Form 13F Information Table Value Total:     $ 254,969 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 			VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS			CUSIP	 	(X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED
ETRACS BLOOMBERG CMCI ETN	COM	902641778	 4,257 	203572	SOLE	N/A	203572
IPATH PURE BETA COMMODITY	COM	06740P114	 2,770 	66485	SOLE	N/A	66485
ISHARES BARCLAYS 1-3 YEAR CR	COM	464288646	 4,764 	45491	SOLE	N/A	45491
ISHARES BARCLAYS TIPS ETF	COM	464287176	 7,739 	64652	SOLE	N/A	64652
ISHARES MSCI CANADA		COM	464286509	 507 	19590	SOLE	N/A	19590
iSHARES S&P 100 INDEX FUND	COM	464287101	 11,877 190110	SOLE	N/A	190110
ISHARES S&P 500 INDEX FUND	COM	464287200	 2,156 	15763	SOLE	N/A	15763
ISHARES S&P MIDCAP 400		COM	464287507	 28,326 300790	SOLE	N/A	300790
ISHARES S&P SMALLCAP 600 INDEX	COM	464287804	 11,796 160981	SOLE	N/A	160981
PIMCO INTERMEDIATE MUNICIPAL	COM	72201R866	 1,536 	28570	SOLE	N/A	28570
SCHWAB INTL EQUITY ETF		COM	808524805	 438 	18087	SOLE	N/A	18087
SCHWAB US AGGREGATE BOND ETF	COM	808524839	 332 	6337	SOLE	N/A	6337
SCHWAB US BROAD MARKET ETF	COM	808524102	 1,435 	43910	SOLE	N/A	43910
SPDR BARCLAYS CAPITAL INTL 	COM	78464A516	 6,078 	102776	SOLE	N/A	102776
SPDR S&P 500 ETF TRUST		COM	78462F103	 46,264 339913	SOLE	N/A	339913
VANGUARD EMERGING MARKET ETF	COM	922042858	 25,936 649514	SOLE	N/A	649514
VANGUARD LARGE-CAP ETF		COM	922908637	 3,766 	60634	SOLE	N/A	60634
VANGUARD MSCI EAFE ETF		COM	921943858	 36,787 1165240	SOLE	N/A	1165240
VANGUARD REIT ETF		COM	922908553	 30,586 467460	SOLE	N/A	467460
VANGUARD TOTAL BOND MARKET ETF	COM	921937835	 27,619 327311	SOLE	N/A	327311